Net Sales by Geographical Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 2,351.9	$ 2,119.0	$ 2,197.5	$ 2,135.0	$ 9,240.5	$ 8,803.4	$ 8,266.7
Asia
Segment Reporting Information [Line Items]
Net sales									3,097.9	2,974.1	2,752.2
China
Segment Reporting Information [Line Items]
Net sales									1,521.6	1,405.5	1,097.6
Japan
Segment Reporting Information [Line Items]
Net sales									687.7	688.2	830.5
Rest Of Asia
Segment Reporting Information [Line Items]
Net sales									888.6	880.4	824.1
Continents of North and South America
Segment Reporting Information [Line Items]
Net sales									3,099.4	2,943.6	2,839.1
Europe
Segment Reporting Information [Line Items]
Net sales									$ 3,043.2	$ 2,885.7	$ 2,675.4